Selling Expenses (Details) - Selling Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses	€ 13,270	€ 3,358
Professional services	1,196	327
Depreciation/amortization	41	34
Other	765	926
Total	€ 15,272	€ 4,645